UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT

Nuveen Mortgage Opportunity Term Fund 2
Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 128.9% (92.3% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 128.9% (92.3% of Total Investments)

	Residential – 128.9%

$595	AmeriCredit Automobile Receivables Trust 2014-1	2.540%	6/08/20	A–	$602,700
430	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	429,815
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	1.015%	10/25/35	B1	1,687,463
770	Atlas Senior Loan Fund Ltd, Series 2012 -2A, 144A	4.725%	1/30/24	BBB	770,000
785	Babson CLO Limited, Series 2012-2A, 144A	4.417%	5/15/23	BBB	783,146
620	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	540,416
973	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.822%	7/20/36	Baa1	915,807
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	841,888
665	Banc of America Mortgage Securities Inc., Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	601,751
600	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.784%	9/10/45	Baa3	599,094
198	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.974%	5/20/36	Caa2	187,378
1,749	Bank of America Funding Trust, 2007-A 2A1	0.692%	2/20/47	CCC	1,505,371
975	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/05/36	Baa1	963,104
2,109	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.695%	1/25/37	Caa3	1,694,842
1,677	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.705%	3/25/37	Caa3	1,561,160
687	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	3.154%	6/25/35	Caa2	643,221
1,456	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.928%	10/25/36	D	1,254,968
359	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.973%	2/25/36	Caa3	300,046
1,380	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.880%	2/25/36	Caa3	1,245,350
660	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.944%	2/25/47	D	546,202
1,444	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.931%	8/25/46	Ca	1,100,725
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	1.005%	10/25/35	BB–	1,835,755
1,534	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.675%	6/25/37	Caa1	1,415,240
575	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH, 144A	4.774%	12/15/27	BB–	569,989
1,439	Chaseflex Trust Series 2007-2	0.805%	5/25/37	CCC	1,279,208
275	CIFC Funding Limited, Series 2012-2A, 144A	4.485%	12/05/24	BBB	274,996
625	CIFC Funding Limited, Series 2014-3A, 144A	4.102%	7/22/26	Baa3	585,678
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	146,479
131	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.963%	3/25/36	Caa3	119,184
179	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.135%	8/25/35	Caa2	167,278
2,049	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.745%	1/25/37	CCC	1,454,152
396	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.126%	7/25/37	Caa3	373,484
235	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	3.070%	11/25/36	D	197,504
190	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.929%	10/15/45	A–	195,374

NUVEEN	1

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.724%	10/15/45	BBB	$1,154,304
350	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	329,391
588	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	2.800%	11/25/35	Caa3	426,442
1,252	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	939,542
1,327	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,050,685
508	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Ca	360,777
1,454	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.665%	8/25/37	Caa2	1,136,271
1,547	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.818%	3/20/36	Caa3	1,233,396
1,193	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	2.697%	11/20/35	Caa3	995,546
1,568	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	3.030%	4/25/37	D	1,418,146
1,140	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	3.026%	9/25/47	D	1,009,370
1,077	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.795%	11/25/35	BBB+	994,675
219	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.735%	6/25/37	Caa2	203,544
449	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	3.477%	3/25/36	Caa3	345,225
267	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.254%	5/25/36	D	246,771
620	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.943%	4/15/50	BBB–	516,017
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.506%	8/15/48	BBB–	1,048,949
545	Dryden Senior Loan Fund, Series 2014-36A, 144A	4.382%	11/09/25	BBB	531,192
1,200	Fannie Mae Connecticut Avenue Securities , Series 2014-C04	5.425%	11/25/24	N/R	1,296,974
977	Fannie Mae, Connecticut Ave Securities, Series 2015-C04	6.225%	4/25/28	N/R	1,062,883
248	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04	1.975%	1/25/29	Baa3	249,213
1,135	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.825%	2/25/25	B+	1,189,545
1,575	Fannie Mae, Connecticut Avenue Securities, Series 2015-C02	4.525%	5/25/25	N/R	1,638,115
875	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.525%	7/25/25	N/R	933,876
385	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.525%	7/25/25	N/R	412,942
540	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	11.244%	1/25/29	N/R	596,070
815	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	4.975%	1/25/29	B	841,958
636	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	519,608
1,302	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.823%	9/25/35	Caa2	1,145,562
871	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.676%	5/25/36	Ca	699,309
112	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.969%	8/25/37	D	88,887
2,180	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.490%	6/25/42	Aaa	321,042
535	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series K720, 144A	3.506%	7/25/22	Baa2	527,203
1,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.084%	8/25/47	Baa3	1,189,446
510	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K50, 144A	3.080%	10/25/47	Baa3	497,356
600	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.268%	2/25/46	Baa2	604,597
935	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.811%	1/25/48	BBB–	817,388
360	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K45, 144A	3.714%	4/25/48	BBB+	356,347
550	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	2/25/26	BBB+	557,807

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$290	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	3.835%	7/25/49	A–	$290,386
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	476,468
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.713%	7/25/41	Aaa	320,617
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	475,059
2,775	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	354,092
3,305	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.085%	2/25/41	Aaa	253,347
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	2.035%	7/25/40	Aaa	183,709
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	138,825
4,579	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	398,784
225	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	A–	230,315
1,290	Freddie Mac MultiFamily, Structured Pass-Through Certificates, Series 2015-K46, 144A	3.695%	4/25/48	BBB–	1,115,704
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	220,307
1,450	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	1,435,380
918	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	105,916
4,824	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	445,367
942	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	823,463
815	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.404%	4/19/36	Caa3	724,012
211	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.755%	3/25/36	Caa3	207,267
1,555	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.975%	8/25/37	B3	1,436,182
338	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.993%	3/25/47	D	278,909
1,080	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.952%	1/25/36	D	997,645
1,130	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	5.029%	4/10/47	BBB–	803,279
525	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.110%	1/10/47	A3	551,289
488	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	44,661
290	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	290,011
320	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.191%	5/25/37	D	261,040
1,267	HarborView Mortgage Loan Trust 2006-12	0.771%	12/19/36	Ca	941,845
1,200	Hilton USA Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-HLT, 144A	5.609%	11/05/30	Ba1	1,201,841
1,642	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.785%	1/25/36	Caa1	1,418,243
1,136	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.705%	12/25/36	B3	1,002,617
630	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	4.660%	7/25/37	Caa2	539,533
160	IndyMac INDX Mortgage Loan Trust 2006 AR25	3.313%	9/25/36	Ca	118,537
1,005	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.139%	5/25/37	Ca	801,317
1,155	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	2.958%	8/25/35	Caa3	952,905
1,579	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.868%	11/25/35	Caa3	1,335,684
222	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.358%	6/25/36	Ca	180,966
457	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.735%	7/25/36	Caa3	382,590
754	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.645%	7/25/36	Caa3	625,767
612	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.902%	3/25/36	Ca	479,359
406	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.695%	1/25/37	Caa3	331,995
727	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	0.705%	2/25/37	Caa3	629,904
1,892	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.648%	6/25/37	Ca	1,437,244
387	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.162%	6/25/36	Caa2	332,129

NUVEEN	3

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$944	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	$824,529
115	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Aa3	115,131
257	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	211,653
990	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.562%	8/15/46	Baa3	1,022,376
1,300	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,291,646
810	JPMorgan Chase Commercial Mortgage Security Corporation Trust, Series 2015- JP1	4.901%	1/15/49	A–	863,048
700	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba2	700,946
1,250	JPMorgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.785%	5/25/37	B1	1,031,698
920	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	3.059%	10/25/36	Caa2	809,396
20	LB UBS Commercial Mortgage Trust, Series 2006-C4	6.080%	6/15/38	A2	20,183
905	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2, 144A	2.523%	12/01/21	N/R	904,539
1,267	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2, 144A	2.523%	1/01/20	N/R	1,255,867
1,809	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3, 144A	2.523%	3/01/20	N/R	1,779,763
899	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-4, 144A	2.494%	4/01/20	N/R	887,364
225	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-3, 144A, (3)	2.528%	9/01/21	N/R	221,693
550	Magnetite CLO Limited, Series 2012-7A, 144A, (WI/DD), (3)	4.590%	1/15/25	BBB	550,000
360	Marine Park CLO Limited, Series 2012-1A, 144A	4.351%	5/18/23	BBB	359,105
1,233	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	3.010%	8/25/36	Caa2	1,130,872
1,483	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.161%	6/25/37	D	1,236,493
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.069%	8/12/49	BB	1,097,267
575	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, 144A	4.992%	2/15/47	BBB–	512,534
2,030	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.815%	1/25/36	B1	1,898,376
1,230	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.591%	3/12/44	Ba1	1,226,404
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.403%	10/12/52	Baa1	590,630
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.403%	10/12/52	Ba1	397,506
1,200	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.865%	4/15/49	Ba2	1,160,690
1,150	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	1,140,890
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.477%	1/11/43	BB	595,581
192	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.208%	3/25/36	Caa3	154,822
1,433	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,245,555
684	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.835%	9/25/37	B1	617,634
537	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.785%	12/25/35	BB+	480,321
215	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A, (3)	3.250%	9/25/56	Aaa	221,351
676	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.825%	4/25/36	CCC	588,821

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,030	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.715%	7/25/36	Caa3	$848,069
643	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA3	0.825%	4/25/36	Ca	462,582
1,572	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.950%	9/25/35	Caa3	1,328,293
875	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	791,868
573	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	460,654
828	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.066%	1/25/36	Caa3	661,876
950	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	1.025%	7/25/35	A	892,368
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.815%	2/25/36	Ba1	2,015,386
293	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.470%	4/25/37	Caa2	249,002
1,265	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.470%	4/25/37	Caa2	1,074,196
1,100	Santander Drive Auto Receivables Trust, Series 2015-5	3.650%	12/15/21	BBB	1,136,310
235	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A	4.179%	7/17/26	Baa3	227,161
1,254	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.873%	2/20/47	C	1,070,393
1,316	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.715%	7/25/37	CCC	1,012,019
1,188	Structured Agency Credit Risk Debt Notes 2014-DN2	2.175%	4/25/24	BBB+	1,198,197
679	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	9.725%	10/25/27	N/R	786,194
945	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	9.875%	4/25/28	N/R	995,860
900	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	2.475%	5/25/25	A3	921,863
545	Structured Agency Credit Risk Notes, Series 2015-HQA1	9.325%	3/25/28	N/R	544,748
500	Structured Agency Credit Risk Notes, Series 2015-HQA1	5.225%	3/25/28	B+	532,894
725	Structured Agency Credit Risk Notes, Series 2015-HQA2	11.025%	5/25/28	N/R	806,830
950	Structured Agency Credit Risk Notes, Series 2015-HQA2	5.325%	5/25/28	B	1,016,498
1,425	Structured Agency Credit Risk Notes, Series 2016-DNA1	3.425%	7/25/28	Baa3	1,472,354
850	Structured Agency Credit Risk Notes, Series 2016-DNA2	5.175%	10/25/28	B1	894,085
1,475	Structured Agency Credit Risk Notes, Series 2016-DNA3	2.525%	12/25/28	BBB–	1,499,708
530	Structured Agency Credit Risk Notes, Series 2016-DNA4	9.124%	3/25/29	N/R	532,097
585	Structured Agency Credit Risk Notes, Series 2016-DNA4	1.824%	3/25/29	BBB–	585,210
1,100	Structured Agency Credit Risk Notes, Series 2016-HQA1	6.875%	9/25/28	B	1,239,756
1,125	Structured Agency Credit Risk Notes, Series 2016-HQA2	5.675%	11/25/28	B1	1,204,152
2,290	Structured Agency Credit Risk Notes, Series 2016-HQA2	2.775%	11/25/28	Baa3	2,348,041
596	Structured Agency Credit Risk Notes, Series 2016-HQA3	1.874%	3/25/29	BBB–	596,735
610	Structured Agency Credit Risk Notes, Series 2016-HQA3	4.374%	3/25/29	B+	613,933
1,584	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.916%	2/25/37	D	1,365,263
685	Voya CLO Limited, Series 2012-3AR, 144A	4.630%	10/15/22	BBB	670,201
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B1	1,302,187
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.839%	4/15/47	B3	437,293
1,100	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	Ba2	1,101,133
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.464%	10/15/44	B+	1,148,383
455	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.237%	11/25/36	D	402,809
385	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.026%	1/25/37	D	325,898
890	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.309%	12/25/46	Caa3	688,981
352	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.533%	6/25/37	D	316,185

NUVEEN	5

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$431	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1	0.685%	2/25/37	Caa3	$325,291
1,299	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.251%	12/25/36	D	1,119,269
736	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.487%	7/25/46	Caa3	594,726
1,277	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,074,474
755	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	3.081%	12/28/37	D	657,610
880	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.241%	5/15/48	BBB–	721,254
850	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.019%	11/25/37	Caa2	754,031
690	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.944%	12/28/37	Caa3	631,575
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	553,302
$205,644	Total Long-Term Investments (cost $149,867,215)				153,803,530

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 10.7% (7.7% of Total Investments)

	REPURCHASE AGREEMENTS – 3.1% (2.2% of Total Investments)

$3,682	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $3,682,294, collateralized by $3,320,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $3,759,900	0.030%	10/03/16	N/A	$3,682,285

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.6% (5.5% of Total Investments)

9,125	U.S. Treasury Bills	0.000%	10/20/16	AAA	9,124,243
$12,807	Total Short-Term Investments (cost $12,806,827)				12,806,528
	Total Investments (cost $162,674,042) – 139.6%				166,610,058
	Borrowings – (38.7)% (4), (5)				(46,200,000)
	Other Assets Less Liabilities – (0.9)%				(1,032,129)
	Net Assets – 100%				$119,377,929

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$152,810,486	$993,044	$153,803,530

Short-Term Investments:
Repurchase Agreements	—	3,682,285	—	3,682,285
U.S. Government and Agency Obligations	—	9,124,243	—	9,124,243
Total	$—	$165,617,014	$993,044	$166,610,058

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $158,043,834.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$11,612,440
Depreciation	(3,046,216)
Net unrealized appreciation (depreciation) of investments	$8,566,224

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Borrowings as a percentage of Total Investments is 27.7%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016